ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 812.3	$ 711.0
Accrued liabilities	535.0	529.8
Accrued interest	140.3	89.3
Accrued payroll and benefits	161.0	141.2
Deferred revenue	231.6	207.8
Accounts payable and accrued liabilities	$ 1,880.2	$ 1,679.1